OLD WESTBURY FUNDS, INC.

Old Westbury Large Cap Core Fund

Old Westbury Large Cap Strategies Fund

Old Westbury Global Small & Mid Cap Fund

Old Westbury Global Opportunities Fund

Old Westbury Real Return Fund

Old Westbury Fixed Income Fund

Old Westbury Municipal Bond Fund

Supplement dated February 17, 2012 to the

Prospectus dated November 16, 2011, as supplemented

This Supplement updates, and should be read in conjunction with, the information provided in the Funds’ Prospectus dated November 16, 2011, as supplemented.

On November 29, 2011, The Bank of New York Mellon Corporation announced the sale of BNY Mellon Distributors Inc., the Fund’s Distributor, to the Foreside Financial Group (“Foreside”) (the “Transaction”). The Transaction, which will involve The Bank of New York Mellon Corporation selling the stock of BNY Mellon Distributors Inc. and its four broker dealer subsidiaries to Foreside, is anticipated to close, subject to any necessary governmental and regulatory approvals, during the first half of 2012. In connection with the Transaction, to conform with certain regulatory requirements, BNY Mellon Distributors Inc. was converted from a Massachusetts Corporation to a Delaware Limited Liability Company, effective January 30, 2012, and the name of BNY Mellon Distributors Inc. is now BNY Mellon Distributors LLC.

Accordingly, all references to “BNY Mellon Distributors Inc.” are replaced with “BNY Mellon Distributors LLC.”

Shareholders should retain this supplement for future reference.

OLD WESTBURY FUNDS, INC.

Old Westbury Large Cap Core Fund

Old Westbury Large Cap Strategies Fund

Old Westbury Global Small & Mid Cap Fund

Old Westbury Global Opportunities Fund

Old Westbury Real Return Fund

Old Westbury Fixed Income Fund

Old Westbury Municipal Bond Fund

Supplement dated February 17, 2012 to the

Statement of Additional Information (“SAI”) dated November 16, 2011, as supplemented

This Supplement updates, and should be read in conjunction with, the information provided in the Funds’ SAI dated November 16, 2011, as supplemented.

On November 29, 2011, The Bank of New York Mellon Corporation announced the sale of BNY Mellon Distributors Inc., the Fund’s Distributor, to the Foreside Financial Group (“Foreside”) (the “Transaction”). The Transaction, which will involve The Bank of New York Mellon Corporation selling the stock of BNY Mellon Distributors Inc. and its four broker dealer subsidiaries to Foreside, is anticipated to close, subject to any necessary governmental and regulatory approvals, during the first half of 2012. In connection with the Transaction, to conform with certain regulatory requirements, BNY Mellon Distributors Inc. was converted from a Massachusetts Corporation to a Delaware Limited Liability Company, effective January 30, 2012, and the name of BNY Mellon Distributors Inc. is now BNY Mellon Distributors LLC.

Accordingly, all references to “BNY Mellon Distributors Inc.” are replaced with “BNY Mellon Distributors LLC.”

Shareholders should retain this supplement for future reference.